Schedule of Allocation of Acquisition Cost (Details) (USD $)	1 Months Ended
Feb. 20, 2008
Mineral properties	$ 31,948,053
Deferred tax liability assumed	10,261,194
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)
Total	$ 32,220,545